Credit impairment charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Loans and advances, impairment charges	£ 4,308	£ 1,957	£ 1,785
Provision for undrawn contractually committed facilities and guarantees provided	776	71	(125)
Loan impairment, impairment charges	5,084	2,028	1,660
Loans and advances, recoveries and reimbursements	(399)	(124)	(195)
Provision for undrawn contractually committed facilities and guarantees provided, recoveries and reimbursements	0	0	0
Loans impairment, recoveries and reimbursements	(399)	(124)	(195)
Impairment charges	5,237	2,036	1,663
Recoveries and reimbursements	(399)	(124)	(195)
Credit impairment charges	4,838	1,912	1,468
Gain on recovery of loans and advances previously written off	35
Loan commitments and financial guarantee contracts [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Loan impairment, impairment charges	776	71
Credit impairment charges	776	71	(125)
Financial guarantee contracts [member] | Third parties [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges	364
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges	4,685	1,904	1,465
Financial assets at fair value through other comprehensive income [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	2	1	4
Recoveries and reimbursements	0	0	0
Credit impairment charges	2	1	4
Cash collateral and settlement balances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	2	1	(1)
Recoveries and reimbursements	0	0	0
Credit impairment charges	2	1	(1)
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment charges	£ 3,909	£ 1,833	£ 1,590